Schedule of Investments (unaudited) December 31, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.9%
Abacus Property Group	36,745	$81,377
APN Industria REIT	13,079	28,965
Arena REIT	31,734	70,524
Aventus Group	34,279	72,477
BWP Trust	44,273	151,002
Cedar Woods Properties Ltd.	5,594	26,979
Centuria Capital Group	43,147	87,564
Centuria Industrial REIT	42,562	101,485
Centuria Office REIT	34,317	56,669
Charter Hall Group	43,002	488,114
Charter Hall Long Wale REIT	47,305	169,738
Charter Hall Retail REIT	47,357	134,113
Charter Hall Social Infrastructure REIT	29,545	74,323
Cromwell Property Group	174,075	116,863
Dexus	100,255	727,201
GDI Property Group	44,997	42,013
Goodman Group	154,602	2,255,938
GPT Group (The)	179,801	624,346
Growthpoint Properties Australia Ltd.	27,234	73,343
Home Consortium Ltd.	13,300	41,052
HomeCo Daily Needs REIT(a)	27,793	26,701
Hotel Property Investments	14,208	35,632
Ingenia Communities Group	26,548	100,790
Investec Australia Property Fund	50,150	49,147
Lendlease Corp. Ltd.	63,327	640,148
Lifestyle Communities Ltd.	8,772	86,574
Mirvac Group	363,144	739,781
National Storage REIT	86,929	128,120
Rural Funds Group	31,276	62,266
Scentre Group	477,733	1,024,827
Shopping Centres Australasia Property Group	99,967	194,392
Stockland	220,129	710,025
Vicinity Centres	355,414	440,180
Waypoint REIT	70,951	149,466

		9,812,135

Austria — 0.6%
CA Immobilien Anlagen AG	6,518	250,019
IMMOFINANZ AG(a)	8,744	181,557
S IMMO AG	3,912	81,180

		512,756

Belgium — 2.3%
Aedifica SA	3,040	365,636
Befimmo SA	2,396	106,418
Care Property Invest NV	2,248	73,990
Cofinimmo SA	2,498	372,273
Immobel SA	271	22,614
Intervest Offices & Warehouses NV	2,119	58,465
Montea C.V.A	909	103,546
Retail Estates NV	1,012	73,180
Shurgard Self Storage SA	2,322	100,858
VGP NV	710	106,505
Warehouses De Pauw CVA	12,103	418,492
Xior Student Housing NV	1,252	75,215

		1,877,192

British Virgin Islands — 0.0%
MAS Real Estate Inc.	41,725	36,218

Security	Shares	Value

Canada — 2.8%
Allied Properties REIT	5,606	$166,464
Artis REIT	6,075	50,832
Automotive Properties Real Estate Investment Trust	1,723	14,485
Boardwalk REIT	2,098	55,562
Canadian Apartment Properties REIT	7,688	301,666
Choice Properties REIT	14,660	149,707
Cominar REIT	8,008	50,977
Crombie REIT(b)	4,090	46,069
CT REIT	4,578	56,309
Dream Industrial REIT	6,796	70,147
Dream Office REIT	2,412	37,486
First Capital Real Estate Investment Trust	9,968	106,018
Granite REIT	2,763	168,946
H&R Real Estate Investment Trust	12,954	135,132
InterRent REIT	6,052	65,033
Killam Apartment REIT	4,639	62,302
Minto Apartment Real Estate Investment Trust	1,641	26,238
Morguard North American Residential REIT	1,868	23,387
NorthWest Healthcare Properties REIT	7,922	78,349
Plaza Retail REIT	4,649	13,173
RioCan REIT	14,304	188,063
Slate Grocery REIT	1,660	14,685
Slate Office REIT	2,415	7,848
SmartCentres Real Estate Investment Trust	6,606	119,675
Summit Industrial Income REIT	7,551	80,904
Tricon Residential Inc.	17,998	161,473
True North Commercial Real Estate Investment Trust	4,294	21,268
WPT Industrial Real Estate Investment Trust	3,673	53,048

		2,325,246

China — 0.7%
China Merchants Land Ltd.	124,000	18,231
Gemdale Properties & Investment Corp. Ltd.	512,000	73,295
Greenland Hong Kong Holdings Ltd.	67,000	20,133
Road King Infrastructure Ltd.	22,000	28,089
Wharf Holdings Ltd. (The)	140,000	376,458
Yuexiu REIT	137,000	66,788
Zhuguang Holdings Group Co. Ltd.(a)	188,000	26,186

		609,180

Finland — 0.1%
Citycon OYJ	5,759	55,878

France — 3.9%
Altarea SCA	334	58,603
Carmila SA	4,380	63,131
Covivio	4,441	409,436
Gecina SA	4,992	771,435
ICADE	2,880	221,648
Klepierre SA	18,743	421,738
Mercialys SA	3,687	32,571
Nexity SA	4,383	190,165
Unibail-Rodamco-Westfield(b)	12,687	1,002,487

		3,171,214

Germany — 11.0%
Adler Group SA(a)(c)	6,154	218,362
alstria office REIT-AG	16,277	294,753
Aroundtown SA	110,334	826,195
Deutsche EuroShop AG(a)	4,605	103,956
Deutsche Wohnen SE	33,137	1,771,401
DIC Asset AG	4,018	66,172

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Grand City Properties SA	9,648	$247,429
Hamborner REIT AG	6,456	71,148
Instone Real Estate Group AG(a)(c)	4,369	112,260
LEG Immobilien AG	6,632	1,031,039
Sirius Real Estate Ltd.	96,803	123,591
TAG Immobilien AG	13,493	427,592
Vonovia SE	52,054	3,806,154

		9,100,052

Hong Kong — 11.1%
Champion REIT	182,000	106,329
Chinese Estates Holdings Ltd.	46,500	22,669
CK Asset Holdings Ltd.	224,000	1,149,777
Far East Consortium International Ltd.	101,000	37,514
Great Eagle Holdings Ltd.	31,000	85,158
Hang Lung Group Ltd.	79,000	196,434
Hang Lung Properties Ltd.	170,000	448,358
Henderson Land Development Co. Ltd.	125,044	487,832
Hongkong Land Holdings Ltd.	107,700	444,801
Hysan Development Co. Ltd.	55,000	201,803
K Wah International Holdings Ltd.	130,000	62,537
Kerry Properties Ltd.	55,500	140,578
Link REIT	189,700	1,727,248
New World Development Co. Ltd.	131,000	609,903
Prosperity REIT	115,000	35,892
Sino Land Co. Ltd.	278,000	362,117
Sun Hung Kai Properties Ltd.	141,500	1,824,900
Sunlight REIT	92,000	44,731
Swire Properties Ltd.	96,800	281,517
Wharf Real Estate Investment Co. Ltd.	159,000	827,415
Zensun Enterprises Ltd.	360,000	19,964

		9,117,477

Ireland — 0.2%
Hibernia REIT PLC	60,916	86,012
Irish Residential Properties REIT PLC	39,172	71,702

		157,714

Israel — 1.8%
AFI Properties Ltd.(a)	2,017	82,607
Airport City Ltd.(a)	5,729	86,891
Alony Hetz Properties & Investments Ltd.	13,657	190,980
Amot Investments Ltd.	15,727	88,118
Ashtrom Group Ltd.	1,524	30,101
Azrieli Group Ltd.	3,392	215,618
Big Shopping Centers Ltd.(a)	570	63,395
Blue Square Real Estate Ltd.	464	29,900
Gazit-Globe Ltd.	6,117	39,951
Gev-Yam Land Ltd.	13,767	112,253
Israel Canada T.R Ltd.(b)	9,689	28,818
Isras Investment Co. Ltd.	152	31,851
Mega Or Holdings Ltd.	2,100	63,965
Mehadrin Ltd.(a)	1	36
Melisron Ltd.	1,860	101,109
Mivne Real Estate KD Ltd.	53,635	138,314
Property & Building Corp. Ltd.	183	18,050
REIT 1 Ltd.	16,157	80,966
Sella Capital Real Estate Ltd.	16,397	37,014
Summit Real Estate Holdings Ltd.	3,297	49,176
YH Dimri Construction & Development Ltd.	611	28,468

		1,517,581

Security	Shares	Value

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	5,179	$22,812

Japan — 27.3%
Activia Properties Inc.	64	269,960
Advance Residence Investment Corp.	128	383,709
Aeon Mall Co. Ltd.	9,080	149,684
AEON REIT Investment Corp.	138	176,435
Comforia Residential REIT Inc.	57	164,135
CRE Logistics REIT Inc.	36	54,778
Daibiru Corp.	5,300	67,043
Daito Trust Construction Co. Ltd.	6,300	588,232
Daiwa House Industry Co. Ltd.	61,300	1,819,199
Daiwa House REIT Investment Corp.	184	454,809
Daiwa Office Investment Corp.	28	177,907
Daiwa Securities Living Investments Corp.	188	174,261
Dear Life Co. Ltd.	2,300	9,134
ESCON Japan Reit Investment Corp.	26	30,219
Frontier Real Estate Investment Corp.	44	170,042
Fukuoka REIT Corp.	67	99,288
Global One Real Estate Investment Corp.	90	91,268
GLP J-REIT	399	628,383
Goldcrest Co. Ltd.	1,400	21,791
Hankyu Hanshin REIT Inc.	64	79,097
Health Care & Medical Investment Corp.	29	37,105
Heiwa Real Estate Co. Ltd.	3,000	108,383
Heiwa Real Estate REIT Inc.	80	99,647
Hoshino Resorts REIT Inc.	20	97,438
Hulic Co. Ltd.	45,600	500,410
Hulic Reit Inc.	107	159,497
Ichigo Hotel REIT Investment Corp.	26	17,376
Ichigo Inc.	23,000	69,059
Ichigo Office REIT Investment Corp.	140	100,886
Industrial & Infrastructure Fund Investment Corp.	189	348,729
Invesco Office J-Reit Inc.	830	121,471
Invincible Investment Corp.	558	179,163
Itochu Advance Logistics Investment Corp.	40	51,489
Japan Excellent Inc.	120	148,656
Japan Hotel REIT Investment Corp.	409	209,957
Japan Logistics Fund Inc.	83	244,792
Japan Prime Realty Investment Corp.	88	291,501
Japan Property Management Center Co. Ltd.	1,000	11,458
Japan Real Estate Investment Corp.	127	733,130
Japan Retail Fund Investment Corp.	240	436,089
Katitas Co. Ltd.	4,600	148,143
Keihanshin Building Co. Ltd.	3,900	70,298
Kenedix Inc.	16,200	117,367
Kenedix Office Investment Corp.	39	264,420
Kenedix Residential Next Investment Corp.	88	161,519
Kenedix Retail REIT Corp.	50	121,798
LaSalle Logiport REIT	149	240,143
Leopalace21 Corp.(a)(b)	15,100	17,843
Marimo Regional Revitalization REIT Inc.	12	12,913
MCUBS MidCity Investment Corp.	165	150,065
Mirai Corp.	152	56,607
Mitsubishi Estate Co. Ltd.	128,000	2,054,298
Mitsubishi Estate Logistics REIT Investment Corp.	32	133,275
Mitsui Fudosan Co. Ltd.	88,756	1,855,585
Mitsui Fudosan Logistics Park Inc.	46	233,019
Mori Hills REIT Investment Corp.	150	206,741
Mori Trust Hotel Reit Inc.	28	31,215

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mori Trust Sogo REIT Inc.	89	$114,650
Nippon Accommodations Fund Inc.	45	252,797
Nippon Building Fund Inc.	152	880,391
Nippon Commercial Development Co. Ltd.	900	14,619
Nippon Prologis REIT Inc.	227	707,967
Nippon REIT Investment Corp.	42	150,719
Nomura Real Estate Holdings Inc.	11,000	243,237
Nomura Real Estate Master Fund Inc.	435	621,880
One REIT Inc.	23	58,388
Ooedo Onsen Reit Investment Corp.	23	15,460
Orix JREIT Inc.	254	419,459
Premier Investment Corp.	123	151,896
Prospect Co. Ltd.	36,300	10,548
SAMTY Co. Ltd.	3,300	57,373
Samty Residential Investment Corp.	54	56,905
Sankei Real Estate Inc.	31	29,515
Sekisui House Reit Inc.	396	287,665
Shinoken Group Co. Ltd.	2,400	25,872
SOSiLA Logistics REIT Inc.	47	57,404
SRE Holdings Corp.(a)	500	20,025
Star Asia Investment Corp.	157	76,641
Star Mica Holdings Co. Ltd.	1,100	14,383
Starts Corp. Inc.	3,000	83,278
Starts Proceed Investment Corp.	20	39,014
Sumitomo Realty & Development Co. Ltd.	43,800	1,349,487
Sun Frontier Fudousan Co. Ltd.	2,300	19,871
Takara Leben Co. Ltd.	8,100	24,085
Takara Leben Real Estate Investment Corp.	43	38,442
TOC Co. Ltd.	5,200	35,055
Tokyo Rakutenchi Co. Ltd.	300	12,567
Tokyo Tatemono Co. Ltd.	19,200	263,141
Tokyu Fudosan Holdings Corp.	55,600	296,189
Tokyu REIT Inc.	85	134,689
Tosei Corp.	2,600	29,766
Tosei Reit Investment Corp.	31	33,869
United Urban Investment Corp.	287	354,702
XYMAX REIT Investment Corp.	17	15,560

		22,448,368

Malta — 0.0%
BGP Holdings PLC(d)	1,986,852	24

Netherlands — 0.3%
Brack Capital Properties NV(a)	217	20,105
Eurocommercial Properties NV(a)	3,328	62,627
NSI NV	1,563	62,727
Vastned Retail NV	1,734	49,116
Wereldhave NV	3,848	50,661

		245,236

New Zealand — 0.7%
Argosy Property Ltd.	75,958	86,957
Goodman Property Trust	101,130	169,655
Kiwi Property Group Ltd.	142,042	124,770
Precinct Properties New Zealand Ltd.	100,431	127,266
Vital Healthcare Property Trust	35,474	83,648

		592,296

Norway — 0.5%
Entra ASA(c)	15,503	351,635
Selvaag Bolig ASA	3,797	25,677

		377,312

Security	Shares	Value

Singapore — 7.6%
AIMS APAC REIT(b)	39,485	$37,344
ARA LOGOS Logistics Trust	87,880	39,896
Ascendas India Trust	67,200	70,167
Ascendas REIT(b)	291,692	657,695
Ascott Residence Trust	173,160	141,499
CapitaLand Integrated Commercial Trust	416,506	680,704
CapitaLand Ltd.(b)	230,100	571,050
CapitaLand Retail China Trust	89,826	94,471
CDL Hospitality Trusts	70,100	67,360
Chip Eng Seng Corp. Ltd.	46,100	15,347
City Developments Ltd.	42,500	256,289
Cromwell European REIT	123,600	72,591
Eagle Hospitality Trust REIT(a)(d)	53,200	5,831
EC World Real Estate Investment Trust	23,900	12,930
ESR-REIT	220,889	66,017
Far East Hospitality Trust	94,800	44,472
First REIT	57,700	10,260
Fortune REIT	133,000	126,759
Frasers Centrepoint Trust	122,806	228,580
Frasers Hospitality Trust	71,400	28,362
Frasers Logistics & Commercial Trust	244,872	261,241
IREIT Global	43,600	21,443
Keppel DC REIT	116,803	248,338
Keppel Pacific Oak US REIT	64,400	44,436
Keppel REIT	152,700	129,402
Lendlease Global Commercial REIT	82,800	45,734
Lippo Malls Indonesia Retail Trust(b)	182,200	8,547
Manulife US Real Estate Investment Trust	126,450	94,205
Mapletree Commercial Trust	201,012	323,955
Mapletree Industrial Trust	153,940	336,615
Mapletree Logistics Trust	258,491	393,120
Mapletree North Asia Commercial Trust	185,600	136,218
OUE Commercial Real Estate Investment Trust	217,100	63,242
OUE Ltd.	23,200	21,065
Oxley Holdings Ltd.	70,600	11,485
Parkway Life REIT(b)	35,000	102,486
Prime U.S. REIT	41,400	32,706
Sabana Shari’ah Compliant Industrial REIT	62,220	16,713
Sasseur Real Estate Investment Trust	44,600	27,671
Soilbuild Business Space REIT	81,537	33,006
SPH REIT	92,500	59,140
Starhill Global REIT	131,300	50,169
Suntec REIT	195,100	219,952
UOL Group Ltd.	43,200	252,012
Wing Tai Holdings Ltd.	44,400	65,509

		6,226,034

South Korea — 0.2%
IGIS Value Plus REIT Co. Ltd.	2,208	9,624
JR Reit XXVII(a)	10,054	47,757
Korea REIT & Trust Co. Ltd.	14,246	26,491
LOTTE Reit Co. Ltd.	7,624	37,548
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	7,837	28,822
Shinhan Alpha REIT Co. Ltd.	3,913	25,647
SK D&D Co. Ltd.	691	27,448

		203,337

Spain — 0.8%
Aedas Homes SA(a)(c)	1,745	45,051
Inmobiliaria Colonial Socimi SA	23,376	229,529
Lar Espana Real Estate Socimi SA	5,548	31,701

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Merlin Properties Socimi SA	30,656	$291,821
Metrovacesa SA(a)(c)	3,913	28,918

		627,020

Sweden — 4.3%
Akelius Residential Property AB	19,380	36,659
Annehem Fastigheter AB(a)	3,659	14,101
Atrium Ljungberg AB, Class B	4,337	91,255
Castellum AB	22,196	564,052
Catena AB	2,442	114,480
Cibus Nordic Real Estate AB	3,479	70,999
Dios Fastigheter AB	7,800	72,942
Fabege AB	25,042	394,419
Fastighets AB Balder, Class B(a)	9,032	471,696
Hufvudstaden AB, Class A	10,945	181,516
K-Fast Holding AB(a)	1,006	32,657
Klovern AB, Class B	61,347	116,082
Kungsleden AB	16,482	180,824
NP3 Fastigheter AB	2,736	40,378
Nyfosa AB(a)	16,143	161,085
Platzer Fastigheter Holding AB	5,590	73,104
Sagax AB, Class D	11,142	43,482
Samhallsbyggnadsbolaget i Norden AB	72,785	254,004
Samhallsbyggnadsbolaget i Norden AB, New	11,917	43,677
Wallenstam AB, Class B	19,043	302,831
Wihlborgs Fastigheter AB	12,281	277,246

		3,537,489

Switzerland — 2.2%
Allreal Holding AG, Registered	1,306	300,663
Intershop Holding AG	115	80,010
Mobimo Holding AG, Registered	603	195,099
PSP Swiss Property AG, Registered	3,896	521,406
Swiss Prime Site AG, Registered	6,970	685,212

		1,782,390

United Kingdom — 9.0%
AEW UK REIT PLC	12,513	13,290
Assura PLC	244,470	256,649
Big Yellow Group PLC	15,345	230,105
BMO Commercial Property Trust	75,623	82,698
British Land Co. PLC (The)	86,351	577,203
Capital & Counties Properties PLC	78,332	155,260
Civitas Social Housing PLC	57,665	82,609
CLS Holdings PLC	17,181	52,725
Custodian REIT PLC	39,160	46,999
Derwent London PLC	10,327	437,046
Empiric Student Property PLC	54,403	55,700
GCP Student Living PLC	42,420	83,036
Grainger PLC	62,015	240,412
Great Portland Estates PLC	23,363	213,333
Hammerson PLC	355,012	120,593
Helical PLC	9,589	48,957
Impact Healthcare REIT PLC	29,735	44,304
Intu Properties PLC(b)(d)	47,783	1
Land Securities Group PLC	69,282	638,122
LondonMetric Property PLC	83,432	261,168
LXI REIT PLC	47,941	77,984
NewRiver REIT PLC(b)	29,424	34,027
Phoenix Spree Deutschland Ltd.	9,393	40,702
Picton Property Income Ltd. (The)	50,359	51,697
Primary Health Properties PLC	120,617	251,933

Security	Shares	Value

United Kingdom (continued)
RDI REIT PLC	23,681	$30,752
Regional REIT Ltd.(c)	39,107	44,102
Safestore Holdings PLC	19,163	204,320
Schroder REIT Ltd.	49,299	26,282
Segro PLC	109,562	1,419,180
Shaftesbury PLC	27,917	217,137
St. Modwen Properties PLC	18,957	103,653
Standard Life Investment Property Income Trust Ltd.	37,837	31,033
Supermarket Income REIT PLC	61,364	89,334
Triple Point Social Housing REIT PLC(c)	31,314	47,727
Tritax Big Box REIT PLC	157,315	361,055
UK Commercial Property REIT Ltd.	69,049	65,127
UNITE Group PLC (The)(a)	36,757	525,060
Urban & Civic PLC	12,968	60,979
Workspace Group PLC	11,876	124,839

		7,447,133

United States — 0.1%
Brookfield Property REIT Inc., Class A(b)	3,599	53,769

Total Common Stocks — 99.4% (Cost: $94,665,613)		81,855,863

Rights

Austria — 0.0%
BUWOG AG (Expires 01/15/21)(b)(d)	1,869	0	(e)

Singapore — 0.0%
ARA LOGOS Logistics Trust (Expires 01/15/21)	6,767	243
Lippo Malls Indonesia Retail Trust (Expires 01/14/21)(a)(b)	291,520	221

		464

Total Rights — 0.0% (Cost: $0)		464

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(f)(g)(h)	1,359,198	1,360,014
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	30,000	30,000

		1,390,014

Total Short-Term Investments — 1.7% (Cost: $1,389,598)		1,390,014

Total Investments in Securities — 101.1% (Cost: $96,055,211)		83,246,341

Other Assets, Less Liabilities — (1.1)%		(884,568)

Net Assets — 100.0%		$82,361,773

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Developed Property ETF

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,034,033	$326,683	(a)	$—	$(1,309)	$607	$1,360,014	1,359,198	$54,226	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000	(a)	—	—	—	30,000	30,000	89		—

					$(1,309)	$607	$1,390,014		$54,315		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate Index	8	03/19/21	$268	$6,587
TOPIX Index	12	03/11/21	210	3,583

				$10,170

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$81,850,007	$—	$5,856	$81,855,863
Rights	221	243	—	464
Money Market Funds	1,390,014	—	—	1,390,014

	$83,240,242	$243	$5,856	$83,246,341

Derivative financial instruments(a)
Assets
Futures Contracts	$10,170	$—	$—	$10,170

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

5